Risks Arising From Financial Instruments - Disclosure of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	$ 4,515	$ 5,469
Financial assets at fair value through profit or loss	474	229
Financial assets at fair value through OCI	1,001	311
Total	5,991	6,009
Financial liabilities at amortized cost	119,372	124,228
Financial liabilities at fair value through profit or loss	6,119	3,442
Financial liabilities at fair value through OCI	685	709
Total	126,176	128,379
Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Total	5,400	3,200
Trades and other payables [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	20,807	21,187
Total	20,807	21,187
Secured bank loans [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	702	861
Total	702	861
Unsecured bank loans [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	294	185
Total	294	185
Unsecured other loans [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	83	97
Total	83	97
Lease liabilities [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	2,234	2,026
Total	2,234	2,026
Unsecured bond issues [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	93,725	98,206
Total	93,725	98,206
Commercial paper [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	1,522	1,599
Total	1,522	1,599
Bank Overdrafts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	5	68
Total	5	68
Non-current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	96,748	99,335
Financial liabilities at fair value through profit or loss	1,758	349
Total	98,506	99,684
Current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	22,623	24,895
Financial liabilities at fair value through profit or loss	4,361	3,092
Financial liabilities at fair value through OCI	685	709
Total	27,670	28,696
Derivatives not designated [member] | Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	5,353	3,146
Total	5,353	3,146
Derivatives not designated [member] | Cross currency interest rate swaps [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	446	140
Total	446	140
Derivatives not designated [member] | Other interest rate derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	321	156
Total	321	156
Derivatives designated [member] | Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	21	31
Total	21	31
Derivatives designated [member] | Cross currency interest rate swaps [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	264	35
Total	264	35
Derivatives designated [member] | Other interest rate derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	5	107
Total	5	107
Derivatives designated [member] | Forward exchange contracts [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	370	435
Total	370	435
Derivatives designated [member] | Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI		4
Total		4
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	26	97
Total	26	97
Trade and other receivables [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	4,493	5,444
Total	4,493	5,444
Unquoted Debt [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	22	25
Total	22	25
Quoted Debt [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	396	91
Total	396	91
Equity instruments [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	115	85
Total	115	85
Non-current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	588	664
Financial assets at fair value through profit or loss	79	136
Financial assets at fair value through OCI	174	81
Total	841	881
Current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	3,928	4,803
Financial assets at fair value through profit or loss	396	93
Financial assets at fair value through OCI	827	230
Total	5,150	5,126
Derivatives not designated [member] | Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	27	17
Total	27	17
Derivatives not designated [member] | Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	45	18
Total	45	18
Derivatives not designated [member] | Cross currency interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	7	102
Total	7	102
Derivatives designated [member] | Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	35
Total	35
Derivatives designated [member] | Cross currency interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	100	55
Total	100	55
Derivatives designated [member] | Foreign Exchange Contracts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	480	112
Total	480	112
Derivatives designated [member] | Foreign currency futures [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	36	7
Total	36	7
Derivatives designated [member] | Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	235	52
Total	$ 235	$ 52